Leases (Details) - Schedule of Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Amount Recognzed in the Consolidated Statements of Operations [Abstract]
Amortization of right-of-use assets	$ 47	$ 47
Interest of lease liabilities	$ 2	$ 4